Parent company financial statements - Income Statements (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Dividend income from subsidiaries									$ 2,705	$ 4,051	$ 2,126
(Loss) gain from other assets									(90)	(104)	328
Net interest income	$ 85,244	$ 68,828	$ 55,337	$ 56,249	$ 57,692	$ 58,305	$ 57,023	$ 53,016	265,658	226,036	204,068
Interest expense
Interest expense	12,992	12,299	10,270	13,425	13,951	14,937	14,696	12,917	48,986	56,501	35,503
Other noninterest expense									213,945	146,653	121,200
Net income applicable to FB Financial Corporation	$ 45,602	$ (5,599)	$ 22,873	$ 745	$ 21,572	$ 23,966	$ 18,688	$ 19,588	63,621	83,814	80,236
Parent Company
Income
Dividend income from subsidiaries									49,706	0	0
Gain on investments									217	0	0
(Loss) gain from other assets									0	(16)	297
Other income									1,732	211	0
Net interest income									51,655	195	297
Interest expense
Interest expense									3,122	1,638	1,651
Salaries, legal and professional fees									1,458	1,056	1,481
Other noninterest expense									283	120	960
Total expenses									4,863	2,814	4,092
Income (loss) before income tax benefit and equity in undistributed earnings of subsidiaries									46,792	(2,619)	(3,795)
Federal and state income tax benefit									(1,155)	(683)	(746)
Income (loss) before equity in undistributed earnings of subsidiaries									47,947	(1,936)	(3,049)
Equity in undistributed earnings from subsidiaries									15,674	85,750	83,285
Net income applicable to FB Financial Corporation									$ 63,621	$ 83,814	$ 80,236